Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 016 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	39-0394230
Plan number	016
Notes Receivable from participants	$ 39,018
Total Investments	$ 5,471,912
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%
Investment, Identifier [Axis]: BlackRock
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	$ 4,460,982
Investment, Identifier [Axis]: BlackRock | LifePath Index 2030 Fund F | Collective Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	80,433
Investment, Identifier [Axis]: BlackRock | LifePath Index 2035 Fund F | Collective Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	184,192
Investment, Identifier [Axis]: BlackRock | LifePath Index 2040 Fund F | Collective Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	98,184
Investment, Identifier [Axis]: BlackRock | LifePath Index 2045 Fund F | Collective Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	154,997
Investment, Identifier [Axis]: BlackRock | LifePath Index 2050 Fund F | Collective Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	92,204
Investment, Identifier [Axis]: BlackRock | LifePath Index 2055 Fund F | Collective Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	90,863
Investment, Identifier [Axis]: BlackRock | LifePath Index 2060 Fund F | Collective Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	44,445
Investment, Identifier [Axis]: BlackRock | LifePath Index 2065 Fund F | Collective Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	17,230
Investment, Identifier [Axis]: BlackRock | LifePath Index 2070 Fund F | Collective Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,281
Investment, Identifier [Axis]: BlackRock | LifePath Index Target Conservative Fund F | Collective Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	135,902
Investment, Identifier [Axis]: BlackRock | MSCI ACWI ex-U.S. IMI Index Fund F | Collective Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	638,742
Investment, Identifier [Axis]: BlackRock | Russell 1000 Growth Index Fund F | Collective Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	910,396
Investment, Identifier [Axis]: BlackRock | Russell 1000 Index Fund F | Collective Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	815,804
Investment, Identifier [Axis]: BlackRock | Russell 1000 Value Index Fund F | Collective Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	486,483
Investment, Identifier [Axis]: BlackRock | Russell 2000 Index Fund F | Collective Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	207,673
Investment, Identifier [Axis]: BlackRock | U.S. Debt Index Fund F | Collective Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	502,153
Investment, Identifier [Axis]: Columbia Management | CT Money Market Fund Z | Collective Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	122,285
Investment, Identifier [Axis]: Columbia Management | CT Stable Government Fund Z | Collective Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	53,907
Investment, Identifier [Axis]: Columbia Management | CT Stable Income Fund Z | Collective Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	142,208
Investment, Identifier [Axis]: Columbia Management, Collective Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	318,400
Investment, Identifier [Axis]: Fidelity | Self-Directed Brokerage Account
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	521,437
Investment, Identifier [Axis]: K-C | Kimberly-Clark Corporation Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	125,975
Investment, Identifier [Axis]: The Northern Trust | Collective Government Short-Term Investment Fund | Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	6,100
Investment, Identifier [Axis]: The Northern Trust, Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	$ 6,100